Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year) [Abstract]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Navient 401(k) Savings Plan
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN: 46-4054283  Plan: 001

December 31, 2025

(a)	(b) Identity of issuer, borrower, or similar entity	(c) Description of Investment	(d) Cost	(e) Current value

**	BROKERAGELINK	Self-Directed Brokerage Account	See Note	$27,626,365
	JH ENTERPRISE III	Common/Collective Trust	See Note	13,124,853
	COL OVERSEAS VAL R	Common/Collective Trust	See Note	16,155,851
	AS SPL SM CAP VAL E	Common/Collective Trust	See Note	3,985,342
	PUTNAM STABLE VALUE	Common/Collective Trust	See Note	4,842,857
	PGIM GLB TOT RTN Z	Mutual Funds	See Note	712,285
	LOOMIS SM CP GRTH N	Mutual Funds	See Note	16,724,520
	DODGE & COX INCOME X	Mutual Funds	See Note	18,818,719
	VANG VMMR-FED MMKT	Mutual Funds	See Note	25,974,623
	AF WASH MUTL INV R6	Mutual Funds	See Note	17,149,913
	VICTORY S ESTB VAL Y	Mutual Funds	See Note	14,029,526
*	NAVIENT STOCK FUND	Common Stock Fund	See Note	6,016,875
*	FID BALANCED K	Mutual Funds	See Note	23,471,401
*	FID US BOND IDX	Mutual Funds	See Note	12,040,713
*	FID INFL PR BD IDX	Mutual Funds	See Note	2,094,624
*	FID CONTRA POOL CL A	Common/Collective Trust	See Note	81,245,975
*	FID OTC POOL A	Common/Collective Trust	See Note	45,534,030
*	SP 500 INDEX PL CL C	Common/Collective Trust	See Note	114,761,691
*	SP SMALL CP IND CL C	Common/Collective Trust	See Note	5,868,119
*	SP INTL INDEX C	Common/Collective Trust	See Note	15,409,275
*	SP MID CAP IDX CL C	Common/Collective Trust	See Note	9,520,192
*	FID FRDM RETIRE D	Common/Collective Trust	See Note	1,409,766
*	FID FRDM 2010 CP D	Common/Collective Trust	See Note	1,263,388
*	FID FRDM 2015 CP D	Common/Collective Trust	See Note	209,320
*	FID FRDM 2020 CP D	Common/Collective Trust	See Note	7,489,565
*	FID FRDM 2025 CP D	Common/Collective Trust	See Note	10,611,006
*	FID FRDM 2030 CP D	Common/Collective Trust	See Note	28,710,069
*	FID FRDM 2035 CP D	Common/Collective Trust	See Note	18,792,691
*	FID FRDM 2040 CP D	Common/Collective Trust	See Note	34,500,176
*	FID FRDM 2045 CP D	Common/Collective Trust	See Note	16,900,135
*	FID FRDM 2050 CP D	Common/Collective Trust	See Note	18,495,519
*	FID FRDM 2055 CP D	Common/Collective Trust	See Note	20,931,158
*	FID FRDM 2060 CP D	Common/Collective Trust	See Note	7,257,472
*	FID FRDM 2065 CP D	Common/Collective Trust	See Note	1,283,728
*	FID FRDM 2070 CP D	Common/Collective Trust	See Note	67,267
*	Plan participants	Participant Loans***	-	2,808,815

	Total			$645,837,825

* Denotes a party-in-interest

** Some investments within Brokeragelink are in funds offered by affiliates of Fidelity, a party-in-interest

*** Collateralized by participant accounts with interest ranging from 3.25% to 9% per annum

Note: Cost information is not required for participant-directed investments and therefore is not included in this schedule.